Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 4,639	$ 4,651	$ 18,762	$ 6,042
Property, Plant and Equipment [Member]
Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 4,639	$ 4,651